Guarantees with third parties, contingent assets and, liabilities, and other commitments	12 Months Ended
Dec. 31, 2021
Disclosure Of Other Provisions [Abstract]
Direct and indirect guarantees

34. GUARANTEES WITH THIRD PARTIES, CONTINGENT ASSETS AND, LIABILITIES, AND OTHER COMMITMENTS

34.1  Direct guarantees

				Assets Committed
	Debtor					Carrying	Outstanding balance as of
Creditor of Guarantee	Company	Relationship	Type of Guarantee	Type	Currency	Amount	Currency	12-31-2021	12-31-2020
Mitsubishi Corporation	Enel Generación Costanera S.A.	Creditor	Pledge	Combined cycle	US$	30,341	US$	41,953	46,802
BNDES	Enel Distribución Rio S.A.	Creditor	Pledge on collection and others	Collections	US$	4,603	US$	2,099	3,845
Miscellaneous creditors	Enel Distribución Ceará S.A.	Creditor	Pledge on collection and others	Collections	US$	11,823	US$	59,626	74,198
Banco Bradesco	Enel Distribución Goiás S.A.	Creditor	Pledge on collection and others	Collections	US$	19,316	US$	26,096	43,802
Fundação Cesp	Enel Distribuicao Sao Paulo S.A.	Creditor	Pledge on collection and others	Down Payment	US$	—	US$	—	816,798
Miscellaneous creditors	Enel Green Power Brasil	Creditor	Various	Escrow Account	US$	501,277	US$	321,352	—
Miscellaneous creditors	Enel Generación Piura S.A.	Creditor	Mortgage	Fixed Assets	US$	20,065	US$	8,638	16,933
Miscellaneous creditors	Enel Distribución Perú S.A.	Creditor	Mortgage	Fixed Assets	US$	32,713	US$	16,520	24,065
Banco Continental SA	Enel Generación Perú S.A.	Creditor	Mortgage	Fixed Assets	US$	2,198	US$	2,221	7,129

As of December 31, 2021 and 2020, the carrying amount of property, plant and equipment pledged as security for liabilities amounted to ThUS$ 85,317 and ThUS$ 104,577, respectively (see Note 16.c.ii).

As of December 31, 2021 and 2020, the Company had future energy purchase commitments amounting to ThUS$ 68,628,702 and ThUS$ 71,322,737, respectively.

34.2  Indirect guarantees

				Debtor			Outstanding balance as of
Type	Contract Name	Ending Date	Creditor of Guarantee	Company	Relationship	Type of Guarantee	Currency	12-31-2021	12-31-2020

Joint & Several	Bono H	October 2028	Bondholders Enel Generación Chile Bonds Program (formerly Endesa Chile)	Enel Generación Chile	Divided companies of the original debtor, Endesa Chile (joint debtor Endesa Américas and post-merger Enel Américas) *	Joint co-debtor	US$	55,893	70,897
Joint & Several	Bono M	December 2029	Bondholders Enel Generación Chile Bonds Program (formerly Endesa Chile)	Enel Generación Chile	Divided companies of the original debtor, Endesa Chile (joint debtor Endesa Américas and post-merger Enel Américas) *	Joint co-debtor	US$	267,394	335,240
Bank Loan	BNP PARIBAS 4131	February 2022	BNP PARIBAS	Enel Distribución Río	Enel Brasil	Guarantor	US$	74,137	79,612
Bank Loan	BNP PARIBAS 4131 II	December 2022	BNP PARIBAS	Enel Distribución Río	Enel Brasil	Guarantor	US$	39,458	39,230
Bank Loan	CITIBANK 4131 II	March 2021	CITIBANK	Enel Distribución Río	Enel Brasil	Guarantor	US$	—	96,461
Bank Loan	ITAÚ 4131	July 2021	ITAÚ	Enel Distribución Río	Enel Brasil	Guarantor	US$	—	77,194
Bank Loan	SCOTIABANK 4131 III	February 2025	SCOTIABANK	Enel Distribución Río	Enel Brasil	Guarantor	US$	37,115	—
Bank Loan	SCOTIABANK 4131 IV	February 2025	SCOTIABANK	Enel Distribución Río	Enel Brasil	Guarantor	US$	22,249	—
Bank Loan	BNDES FINAME GIRO	May 2023	BNDES	Enel Distribución Goiás S.A.	Enel Brasil	Guarantor	US$	9,927	18,170
Bank Loan	SCOTIABANK 4131 CELG	August 2022	SCOTIABANK	Enel Distribución Goiás S.A.	Enel Brasil	Guarantor	US$	49,336	48,870
Bank Loan	BNP PARIBAS 4131 II	March 2021	BNP PARIBAS- CREDIT AGREEMENT	Enel Distribución Goias (former-CELG)	Enel Brasil	Guarantor	US$	—	33,108
Bonds	DEBÊNTURES - 23ª EMISSÃO – 1st series	September 2021	DEBENTURES	Enel Distribución Sao Paulo	Enel Brasil	Guarantor	US$	—	136,305
Bonds	DEBÊNTURES - 23ª EMISSÃO – 2nd series	September 2023	DEBENTURES	Enel Distribución Sao Paulo	Enel Brasil	Guarantor	US$	256,055	270,297
Bank Loan	SCOTIABANK 4131	April 2023	SCOTIABANK	EGP Cachoeira Dourada	Enel Brasil	Guarantor	US$	31,363	—
Bank Loan	BNDES BOA VISTA B1, B2 e B3	December 2034	BNDES	EGP BOA VISTA	EGP BRASIL	Guarantor	US$	13,344	—
Bank Loan	SAN 4131 EGP- 1	August 2033	BANCO SANTANDER (BRASIL) S.A.	EGP Brasil	Enel SPA	Guarantor	US$	51,014	—
Bank Loan	CHINA 4131 EGP- 1	August 2033	BANK OF CHINA LTD - MILAN BRANCH	EGP Brasil	Enel SPA	Guarantor	US$	53,096	—
Bank Loan	SAN 4131 EGP- 2	August 2033	BANCO SANTANDER (BRASIL) S.A.	EGP Brasil	Enel SPA	Guarantor	US$	45,631	—
Bank Loan	CHINA 4131 EGP- 2	August 2033	BANK OF CHINA LTD - MILAN BRANCH	EGP Brasil	Enel SPA	Guarantor	US$	47,493	—
Bank Loan	BNDES DELFINA B A1, A2 e A3	September 2034	BNDES	EGP DELFINA B	EGP BRASIL	Guarantor	US$	13,865	—
Bank Loan	BNDES DELFINA C B1, B2 e B3	September 2034	BNDES	EGP DELFINA C	EGP BRASIL	Guarantor	US$	3,247	—
Bank Loan	BNDES DELFINA D A1, A2, A3, C1 e C2	September 2034	BNDES	EGP DELFINA D	EGP BRASIL	Guarantor	US$	13,888	—
Bank Loan	BNDES DELFINA E A1, A2, A3, D1 e D2	September 2034	BNDES	EGP DELFINA E	EGP BRASIL	Guarantor	US$	13,954	—
Bank Loan	CHINA 4131 ITUVERAVA N	December 2031	BANK OF CHINA	EGP ITUVERAVA NORTE	ENEL SPA	Guarantor	US$	12,448	—
Bank Loan	SAN 4131 ITUVERAVA N	December 2031	BANCO SANTANDER BRASIL	EGP ITUVERAVA NORTE	ENEL SPA	Guarantor	US$	11,960	—
Bank Loan	PROPARCO 4131 ITUVERAVA N	December 2031	PROPARCO	EGP ITUVERAVA NORTE	ENEL SPA	Guarantor	US$	26,951	—
Bank Loan	CHINA 4131 ITUVERAVA N	December 2031	BANK OF CHINA	EGP ITUVERAVA SUL	ENEL SPA	Guarantor	US$	18,673	—
Bank Loan	SAN 4131 ITUVERAVA N	December 2031	BANCO SANTANDER BRASIL	EGP ITUVERAVA SUL	ENEL SPA	Guarantor	US$	17,941	—
Bank Loan	PROPARCO 4131 ITUVERAVA N	June 2032	PROPARCO	EGP ITUVERAVA SUL	ENEL SPA	Guarantor	US$	40,427	—
Bank Loan	CHINA 4131 ITUVERAVA N	December 2031	BANK OF CHINA	EGP ITUVERAVA	ENEL SPA	Guarantor	US$	12,448	—
Bank Loan	SAN 4131 ITUVERAVA N	December 2031	BANCO SANTANDER BRASIL	EGP ITUVERAVA	ENEL SPA	Guarantor	US$	11,960	—
Bank Loan	PROPARCO 4131 ITUVERAVA N	June 2032	PROPARCO	EGP ITUVERAVA	ENEL SPA	Guarantor	US$	26,951	—
Bank Loan	BNDES SÂO ABRAÂO A1, A2 e A3	December 2034	BNDES	EGP SAO ABRAAO	EGP BRASIL	Guarantor	US$	13,377	—
Bank Loan	BEI 1 PERGEIBPTMO1	December 2032	European Investment Bank	EGP Perú	Enel SPA	Guarantor	US$	88,970	—
Bank Loan	BEI 1 PERGEIBPTMO2	July 2033	European Investment Bank	EGP Perú	Enel SPA	Guarantor	US$	48,469	—
						Total		1,429,034	1,205,384

(*) Upon the demerger of the original issuer into Endesa Chile (currently Enel Generación Chile S.A.) and Endesa Américas, and in accordance with the bond indenture, all entities arising from the demerger are liable for the debt, regardless that the payment obligation remains in Enel Generación Chile S.A. After the merger carried out in 2016, the Company became liable for the obligations of Endesa Américas.

Lawsuits and Arbitration Proceedings

34.3 Litigation and Arbitration Proceedings

As of the date of these consolidated financial statements, the most relevant litigation and arbitration proceedings of Enel Américas and its subsidiaries are the following:

a) Enel Américas’pending lawsuits:

The Chilean Tax Authority (SII) carried out a regular audit for the 2012 business year (Tax Year 2013). On September 4, 2015, it provided notice of a tax assessment for the additional tax due, based on article 74 of the Income Tax Act, justifying its position on the ground that a modification of the Taxable Profits Fund (Fondo Utilidad Tributaria or FUT) allegedly entailed a modification of the base for the additional tax. The company responded that the SII had accepted the income rectification and the income tax return it had filed, thereby accepting the declared tax amounts. On December 23, 2015, Enel Américas (formerly named Enersis S.A.) filed a tax claim before the Tax and Customs Courts (TTA), claiming that the tax obligation had been fully complied with, since the additional tax had been paid provisionally on a monthly basis, and the tax obligation had been fully settled and resolved when the income rectification was made on May 8, 2014, which included the rectification of the FUT amount. Following an unfavorable ruling by the TTA and several appeals, on August 3, 2021, the Supreme Court (the court of first instance) rendered an unfavorable ruling was rendered against Enel Américas. On August 5, 2021, a letter of notification of the judgment was sent. On August 20, 2021, Enel Américas filed an appeal. On September 8, 2021 the Supreme Court admitted the appeal for processing. On September 30, 2021, Enel Américas became a party to the appeal before the Court of Appeals and requested the suspension of the tax collection. On November 23, 2021, the suspension of the tax collection was granted for the maximum legal term of 6 months. As of December 31, 2021, the amount involved in the lawsuit was ThCh$5,023,208 (ThUS$ 5,898).

b) Subsidiaries´pending lawsuits

Argentina

Edesur S.A.

1.	On February 14, 2019, Edesur S.A. filed an administrative claim against the Argentine National Government for damages derived from the non-compliance of the works related to the "Renewal and Repowering Plan for Conventional Lines and Extension of Public Lighting" (Plan Más Cerca Eléctrico) that should have been paid by the Federal Authority and implemented by the local jurisdictions in which Edesur S.A. provides services. The financing of such partially performed and/or non-performed works implied a tariff revenue replacement prior to the entry into force of the Comprehensive Tariff Review on February 1, 2017. The damages are related to the costs of the execution of the works and the claim against the penalties for poor service quality that Edesur S.A. had to face in the areas where the aforementioned electric infrastructure plan was not properly carried out. The claim continues to be analyzed by the Administration. To date, no ruling has been issued by the National Government on the merits of the claim. As of December 31, 2021, the amount involved in the lawsuit was ThARS$3,100,000 (ThUS$30,189).

Brazil:

Enel Distribución Ceará (Companhia Energética do Ceará S.A. or “Coelce”)

2.	The Public Prosecutor’s Office filed a public civil action against Enel Distribución Ceará, Enel Generación Fortaleza and the Brazilian Electricity Regulatory Agency (ANEEL) alleging that a) the electric power purchase agreement (PPA) signed between Enel Distribución Ceará and Enel Generación Fortaleza (companies of the same economic group) was illegal, the price of the contracted energy being very high, with excessive costs in the final consumers’ tariff and b) the tariff review conducted by ANEEL since 2002 was wrong, since it took into consideration inaccurate data in the process. The Public Prosecutor’s Office is seeking the exclusion of these components from the tariff and the return of the sums unduly collected by the concessionaire. The PPA’s legality was confirmed at the judicial courts of first and second instances, but the tariff review process (item b) was held to be erroneous at these rulings. On December 8, 2020, a special appeal filed by Enel Distribución Ceará, was summarily dismissed. Enel Distribución Ceará filed motions for clarification of the decision, and to date they remain pending. The amount involved in this lawsuit cannot be estimated.
3.	The Public Prosecutor’s Office for Labor Matters filed a public civil action against Enel Distribución Ceará in the Brazilian Superior Labor Court alleging that the company was hiring third parties for the provision of final services (“outsourcing”), which was contrary to Brazilian law (Ruling 331 of the Brazilian Superior Labor Court), which allegedly only allows the provision of non-essential services by third parties. The Superior Labor Court issued a ruling declaring the outsourcing illegal. An appeal filed by Enel Distribución Ceará is currently pending before the Collective Bargaining Section (the reviewing section of the Superior Labor Court). Enel Distribución Ceará submitted a complaint to the Federal Supreme Court due to procedural irregularities (under the plenary reservation clause of the Federal Constitution), which was accepted by the court. The Federal Supreme Court has vacated the ruling of the Superior Labor Court that prohibited the outsourcing of activities by Enel Distribución Ceará), and the lawsuit will return to the Superior Labor Court for the trial of Enel Distribución Ceará’s appeal. The amount involved in this lawsuit cannot be estimated.
4.	Several rural electricity cooperatives have filed lawsuits to review the lease fee for the energy supply network in the rural area of the State of Ceará allegedly owned by them. Although Enel Distribución Ceará regularly pays the network lease fee to 13 rural electricity companies, a discussion on the ownership of these assets is pending decision, since they allegedly have already been directly replaced by Enel Distribución Ceará throughout the more than 30 years of these lease contracts.
•	Cooperativa de Eletrificação Rural do Vale do Acaraú (COPERVA) versus Enel Distribución Ceará (collection action): There is no preliminary injunction and there is still no first instance decision from the Ceará state court; and

•	Cooperativa de Eletrificação Rural do Vale do Acaraú (COPERVA) versus Enel Distribución Ceará (action to review the sums charged by Enel Distribución Ceará): The Court of Justice (court of second instance) ruled in favor of Enel Distribución Ceará, rejecting the request for lease review, and a special appeal was filed by COPERVA and is currently pending before the Superior Court of Justice (court of third instance). On November 5, 2018, the Superior Court of Justice rendered a single-judge decision on a special appeal filed by COPERVA and vacated the ruling on the clarification attachments requested. In summary, the ruling judge held that the decision by the Court of Justice failed to provide satisfactory clarification on the facts claimed in COPERVA’s clarification attachment petitions and declared a retrial to hear this appeal. Enel Distribución Ceará filed an appeal against this decision on December 3, 2018 with the Superior Court of Justice requesting that an en-banc decision be rendered (since the ruling had been issued by a single judge), which is pending. As of December 31, 2021 the amount involved in the two COPERVA lawsuits was ThBRL 374,370 (ThUS$ 67,211).

•	Cooperativa de Energia, Telefonia e Desenvolvimento Rural (COERCE) versus Enel Distribución Ceará: There is no preliminary injunction and there is still no first instance decision from the Ceará state court. As of December 31, 2021, the amount involved in this lawsuit was ThBRL 224,580 (ThUS$ 40,319).

•	Cooperativa de Energia, Telefonia e Desenvolvimento Rural (COPERCA) versus Enel Distribución Ceará: On June 13, 2019, the judge in the Ceará state court issued a decision ordering the transfer of the claim to the federal courts, considering Brazilian Electricity Regulatory Agency’s (ANEEL) interest in the claim, which transfer occurred on November 28, 2019. On April 24, 2020, the federal court judge issued a decision excluding ANEEL, as it would not be an interested party in the lawsuit and the lawsuit returned to the Ceará state court on June 1, 2020. On August 8, 2021, a decision was issued for the parties to indicate the evidence they still wish to produce in the lawsuit. As of December 31, 2021, the amount involved in this lawsuit was ThBRL 195,080 (ThUS$ 35,023).

5.	Fiação Nordeste do Brasil S/A (FINOBRASA), which has now been succeeded by Vicunha, filed a lawsuit against Enel Distribución Ceará claiming that the readjustment of electricity tariffs made through Decrees Nos. 38 and 45 (DNAEE) in February 1986 are illegal. FINOBRASA is seeking the declaration of illegality of the readjustments and an order that its effects be reflected in all subsequent readjustments and the return of amounts inappropriately collected. The Court of Justice (court of second instance) rendered a decision declaring the readjustment made in 1986 illegal, but rejected the reflection of its effects in the subsequent readjustments (cascade effect). A special appeal filed by FINOBRASA is currently pending before the Superior Court of Justice (court of third instance). As of December 31, 2021, the amount involved in the lawsuit was ThBRL 139,270 (ThUS$ 25,003).
6.	Endicon Engenharia de Instalações e Construções S/A has filed a lawsuit for material and reputational damages against Enel Distribución Rio and Enel Distribución Ceará for alleged contractual breaches. On December 2, 2021, the defendants filed their defenses. As of December 31, 2021, the amount involved in the lawsuit in relation to the contracts of Enel Distribución Ceará was ThBRL 215,408 (ThUS$38,673).
7.	Due to the differences that arose in the interpretation of the ICMS tax laws, Enel Distribución Ceará has a total of 10 lawsuits covering the years 2005 to 2014 brought by the Brazilian Tax Authority. Enel Distribución Ceará must apply the “pro rata” rule to calculate the amount of the ICMS deductible with respect to the total ICMS included in energy purchases. The rule stipulates that the percentage represented by the income taxed by ICMS over the total income (whether or not subject to ICMS) is deductible. For the purposes of its inclusion in the pro rata denominator, Enel Distribución Ceará’s position is that the untaxed income is the result of applying the energy’s final selling price (the price after deducting the State of Ceará subsidy for low-income consumers) and the Brazilian Tax Authority maintains that the untaxed income is the price of the normal tariff (without deducting the State of Ceará subsidy for low-income consumers). The company continues its defense in the administrative and judicial proceedings. As of December 31, 2021, the total amount involved in these lawsuits was estimated at ThBRL 250,000 (ThUS$ 44,883).
8.	The State of Ceará issued assessments to Enel Distribución Ceará for 2003, and the period from 2004 to 2014, claiming that the ICMS for the acquisition of fixed assets had been incorrectly deducted. Enel Distribución Ceará filed its administrative defenses in all administrative proceedings and is awaiting final decisions. As of December 31, 2021, the total amount involved in these lawsuits was estimated at ThBRL 215,000 (ThUS$ 38,599).
9.	The State of Ceará filed proceedings against Enel Distribución Ceará to demand ICMS on the subsidy paid by the Federal Government to Enel Distribución Ceará (and all distributors in Brazil) for regulatory discounts applied to certain consumers, such as rural producers and others for 2015 and 2016. For the 2015 proceedings, Enel Distribución Ceará filed an appeal with the second administrative instance, after an unfavorable decision in the first administrative instance, and for the 2016 proceedings, the decision of the first administrative instance is pending. As of December 31, 2021, the total amount involved in these proceedings was estimated at ThBRL 129,000 (ThUS$23,159).

Enel Distribución Goiás S.A. (formerly CELG Distribuição S.A.)

10.	Several municipalities have filed lawsuits against Enel Distribución Goiás claiming that an agreement made with the State of Goiás and the Goiana Association of Municipalities (AGM) which provides for the direct transfer to Enel Distribución Goiás of ICMS amounts owed to the municipalities by the State of Goiás is illegal. The amounts transferred were used to pay late electric bills. Enel Distribución Goiás responded that despite the potential illegality of the agreement, the amounts were effectively due and it would not be possible to return them to the municipalities. The Court of Justice of Goiás is divided and there is still no decision, which will only be rendered by the Superior Court of Justice (the court of third instance).
-	Municipality of Aparecida de Goiânia versus Enel Distribución Goiás. As of December 31, 2021, the amount involved in the claim was ThBRL 715,977 (ThUS$ 128,540).
-	Municipality of Quirinópolis versus Enel Distribución Goiás. As of December 31, 2021, the amount involved in the claim was ThBRL 387,930 (ThUS$ 69,646).
-	Municipality of Anápolis versus Enel Distribución Goiás. As of December 31, 2021, the amount involved in the claim was ThBRL 368,690 (ThUS$ 66,192).
-	Municipality of Cezarina versus Enel Distribución Goiás. As of December 31, 2021, the amount involved in the claim was ThBRL 162,490 (ThUS$ 29,172).

11.	Enel Brasil S.A. and Enel Distribución Goiás filed a security order against the tax authority of the State of Goiás so that the process for restitution of the amounts paid by Enel Distribución Goiás in relation to the claims guaranteed by Laws Nos. 17,555 (reimbursement for FUNAC) and 19,473 (reimbursement for ICMS – IVA Tax Credits) continues normally. The judge previously rejected a request for an injunction. Enel Brasil and Enel Distribución Goiás filed an appeal against the decision, which was accepted by the Court of Justice of the State of Goiás, suspending the application of the new law and upholding the validity of Laws Nos. 17,555 (FUNAC) and 19,473 (Tax Credits). The injunction was subsequently revoked by the Court, as the Court did not recognize the urgency that justified an injunctive measure. Enel Brasil S.A. and Enel Distribución Goiás have filed an appeal against the decision, arguing that the right to the guaranty is legal and contractual, and the actions of the State of Goiás with the goal of suspending the integral application of the laws are clearly illegal. On June 14, 2021 a decision in the merits of the claims was rendered and an unconstitutionality motion was proposed, which by the procedural rules must be judged by a special part of the court. On November 9, 2021 a summary decision was rendered and dismissed the unconstitutionality motion. The claim returned for trial by the ordinary part of the court. There is no decision on the merits. The amount involved in the lawsuit is indeterminate.
12.	Enel Brasil S.A. and Enel Distribución Goiás filed an ordinary action against the State of Goiás requesting that Law No. 20,648 and all its effects be suspended. In summary, Law No. 20,648 completely revoked Law No. 19,473 (Tax Credits), which grants Enel Distribución Goiás, as an alternative to cash payment, the right to offset payments made by the company for litigation whose events arose before 2015 by means of ICMS (IVA) tax credits. The judge rejected the injunction request. Enel Brasil S.A. and Enel Distribución Goiás have filed an appeal against the decision, arguing that the repeal of Law No. 19,473 (Tax Credits) is unconstitutional, since the tax incentive provided in the Law was established in full conformity with applicable legislation and was characterized as an acquired right, which is inviolable in accordance with Article XXXVI of the Brazilian Constitution.

In addition to characterizing the acquired right, article 178 of the Brazilian Tax Code establishes the impossibility of revocation of a tax incentive granted by certain conditions, an understanding confirmed by repeated statements of the Federal Supreme Court (STF Precedent 544). There has not been a decision in the first instance. The amount involved in the lawsuit is indeterminate.

13.	The Public Prosecutor’s Office for Labor Matters filed a public civil action against Enel Distribución Goiás alleging that the company was hiring third parties for the provision of final services (“outsourcing”), contrary to Brazilian law (Ruling 331 of the Brazilian Superior Labor Court). In the court of first instance, the labor judge declared the sub-contracting legal. The Regional Labor Court accepted the appeal filed by the Public Prosecutor’s Office for Labor Matters, reversed the decision of the labor judge in the court of first instance and has declared the sub-contracting illegal. Enel Distribución Goiás filed an appeal with the Brazilian Superior Labor Court, which upheld the Regional Labor Court decision. The decision was suspended by the Federal Supreme Court until judgment of the constitutional complaint relating to the matter is decided by the Federal Supreme Court. The appeals by the Public Prosecutor’s Office for Labor Matters were dismissed and the decision was rendered final. The amount involved in the lawsuit is indeterminate.
14.	A union representing 1,715 employees filed a lawsuit against Enel Distribución Goiás questioning the legal nature of the "food aid". The legal issue is the inclusion of this benefit in the compensation of the employees who received it before the company’s adhesion to the PAT (Food Program for Workers) in 2008. A judgment was issued ordering the company to pay the difference (integration of food aid to compensation of employees prior to May 7, 2008). Enel Distribución Goiás’ appeal was rejected by the Regional Labor Court of the 18th Region (Goiás). Enel Distribución Goiás filed an appeal with the Superior Labor Court, which was preliminarily rejected. Enel Distribución Goiás filed a clarification request against the decision, which the court has dismissed and the decision was rendered final. Enel Distribución Goiás filed a request to annul the court’s decision. In parallel, the union started to enforce the decision. As of December 31, 2021, the estimated amount involved in the lawsuit was ThBRL 231,650 (ThUS$ 41,588).
15.	Enel Distribución Goiás was audited by the Brazilian Tax Authority due to its position on the exclusion of ICMS amounts from the Social Contributions base (PIS/COFINS). The company excluded the ICMS before a final decision was made, and consequently the Brazilian Tax Authority issued four assessments against Enel Distribución Goiás, arguing that exclusion was not permitted. In an unrelated case with precedential value, the decision by the Superior Court acknowledged that ICMS should not be part of the PIS and COFINS tax base. In the specific case of Enel Distribución Goiás, the company learned in March 2021 about the final decision by the court on the right of Enel Distribución Goiás not to include the ICMS in the Social Contributions base. The company obtained a firm and definitive decision in an annulment action for the cancellation of two assessments collected in tax foreclosure. Because of that the Brazilian Tax Authority canceled a large part of the assessment, which was reduced from ThBRL 398,447 (ThUS$ 71,534) to ThBRL 12,943 (ThUS$ 2,324). The company will continue to challenge judicially the remaining assessments. The other assessments remain suspended. As of December 31, the total amount involved in these lawsuits (including the reduction) was ThBRL 240,000 (ThUS$ 43,088).
16.	In March 2017, the Federal Supreme Court resolved a matter of general applicability, related to the calculation of PIS and COFINS taxes. The Federal Supreme Court confirmed the theory that the ICMS tax should not be part of the base for calculation of PIS and COFINS taxes; however, the Brazilian federal government filed an appeal, in order to determine the temporary effects and make some clarifications. On May 2021 the Federal Supreme Court ruled on the appeal and confirmed that the invoiced ICMS should be considered in these credits and not the ICMS paid. In addition, the Federal Supreme Court established that the effects will apply as of the March 2017 ruling, except for taxpayers who filed individual claims prior to that date.

Enel Brasil’s subsidiaries in Brazil that were affected by the Federal Supreme Court decision filed legal actions to this effect in the respective Federal Regional Courts. During 2019 and 2020, Enel Distribución São Paulo was notified, Enel Distribución Ceará was notified in 2019, and Enel Distribución Goiás was notified in March 2021, as well as Enel Distribución Rio in September 2021, regarding the final judgments issued by their respective Federal Regional Courts, recognizing their right to deduct the ICMS applied to their own operations from the base for calculation of PIS and COFINS taxes (for the periods between December 2003 and December 2014 for Enel Distribución São Paulo, May 2001 onwards for Enel Distribución Ceará, for Enel Distribución Goiás the action was filed in 2003 and December 2003 onwards for Enel Distribución Rio).

Considering various internal analyses and the advice of legal advisors, as well as the best available estimates, Enel Distribución São Paulo, Enel Distribución Ceará, Enel Distribución Goiás, and Enel Distribución Rio recognized assets amounting to ThBRL 5,931,750 (ThUS$ 1,064,948), ThBRL 1,045,643 (ThUS$187,727), ThBRL 2,973,397 (ThUS$533,824), and ThBRL 3,211,470 (ThUS$576,566), respectively, as of December 2021. As the overpayment of PIS and COFINS taxes was passed on to end customers at the time, simultaneously with the recognition of these taxes to be recovered, Enel Brasil’s subsidiaries have recognized a liability of a regulatory nature for the same amounts indicated above, net of any costs incurred or to be incurred by the companies in these legal proceedings. These liabilities represent the obligation to refund to the end customers the taxes that are recovered.

The Enel Américas Group will adopt tax credit recovery procedures in accordance with legal requirements. The transfer to end customers will depend on the effective use of the tax credit by the companies and will be carried out in accordance with the regulations of the Brazilian Electricity Regulatory Agency (ANEEL).

Enel Distribución Río (formerly Ampla Energia e Serviços S.A.)

17.	Companhia Brasileira de Antibióticos (CIBRAN) filed a lawsuit against Enel Distribución Río seeking compensation for energy supply failures in the years 1987 to 1994. The courts have dismissed another lawsuit filed by CIBRAN for similar failures that occurred between 1995 and 1999.

The judge in the court of first instance, ruled in favor of CIBRAN, against which Enel Distribución Rio has filed an appeal. On November 6, 2019, the Court of Justice of the State of Rio de Janeiro (court of second instance) issued a decision accepting Enel Distribución Rio’s appeal and dismissing all of CIBRAN’s requests. CIBRAN filed several appeals to the Superior Court of Justice, the last one was dismissed on June 8, 2021. On June 22, 2021, CIBRAN filed a new appeal to the Superior Court of Justice, which to date is pending. As of December 31, 2021, the amount involved in the claim was ThBRL 612,100 (ThUS$ 109,892).

18.	Indústria de Papel e Embalagens S.A. (CIBRAPEL) filed a lawsuit against Enel Distribución Rio seeking compensation due to energy supply failures. A final decision was rendered against Enel Distribución Río. The expert opinion fixed the compensation at ThBRL 21,500 (ThUS$ 3,860), but the amount has been challenged by Enel Distribución Río, and the appeal is pending resolution. As of December 31, 2021, the amount involved in the claim was ThBRL 256,600 (ThUS$ 46,068).
19.	Endicon Engenharia de Instalações e Construções S/A filed a lawsuit for material and reputational damages against Enel Distribución Rio and Enel Distribución Ceará for alleged contractual breaches. On December 2, 2021, the two companies filed their defenses. As of December 31, 2021, the amount involved in the lawsuit in relation to the contracts of Enel Distribución Rio was ThBRL 152,864 (ThUS$27,444).
20.	The Niterói Workers Union filed a labor claim against Enel Distribución Rio demanding the payment of a 26.05% wage differential from February 1989, by virtue of the Economic Plan instituted by Decree Law No. 2,335/87. The claim was adjudicated against Enel Distribución Rio in all of the preceding court instances, and became final. Currently, an action for rescission filed by Enel Distribución Rio is pending before the Superior Labor Court. In parallel, 887 former employees filed 543 lawsuits for enforcement of the judgment against Enel Distribución Rio. On December 31, 2021, the amount involved in the lawsuit was ThBRL 127,379 (ThUS$ 22,868).
21.	The Brazilian Tax Authority served a notice of violation in 2003 against Enel Distribución Río to collect alleged COFINS tax deficiencies for the period from December 2001 until March 2002. After adverse rulings in the courts of first and second instance, Enel Distribución Río filed an extraordinary appeal with the Federal Supreme Court and received an unfavorable decision. Enel Distribución Río submitted a new appeal to the Federal Supreme Court. The appeal was decided against the company. Furthermore, in the view of the judge, the appeal filed was intended to cause a delay in the end of the litigation and, therefore, the court applied a penalty of 5% on the value of the tax deficiency. The company filed an appeal to void the fine applied and the decision reduced the penalty from 5% to 1% of the amount involved in June 2021. The litigation will be paid. On December 31, 2021, the debt and fine amount involved in the lawsuit was ThBRL 175,000 (ThUS$ 31,418).
22.	In 2005, the Brazilian Tax Authority notified Enel Distribución Río on the non-applicability of the special tax treatment that had reduced to zero the withholding tax rate on interest paid abroad on the Fixed Rate Notes (FRN) issued by the company in 1998. Enel Distribución Río is still litigating this issue in the judicial court of the first instance. As of December 31, 2021, the total amount of this dispute is estimated at ThBRL 1,332,000 (ThUS$ 239,138).
23.	The State of Río de Janeiro levied a tax assessment against Enel Distribución Río for the periods from 1996 to 1999 and from 2007 to 2017, since it believed that the ICMS recorded on the acquisition of fixed assets had been incorrectly deducted. Enel Distribución Río filed its administrative and judicial defenses in all proceedings. Part of the administrative proceedings was resolved in Enel Distribución Río’s favor and the remaining part was appealed and the judicial proceedings await final decisions. As of December 31, 2021, the total amount of this litigation is estimated at ThBRL 133,000 (ThUS$ 23,977).

Enel Distribución São Paulo (Eletropaulo)

24.	Enel Distribución São Paulo filed an action seeking the annulment of Brazilian Electricity Regulatory Agency’s (ANEEL) administrative decision, which determined the retroactive exclusion of the tariffs applied by Enel Distribución São Paulo before the date of its third periodic review, with the refund of sums associated with a possibly non-existent network and rejected a subsidiary request (made by Enel Distribución São Paulo) for inclusion of other existing service assets (network), but not recorded in the company’s remuneration base. There is no first instance decision yet, and the lawsuit is in its initial phase. As of December 31, 2021, the amount involved in the lawsuit was ThBRL 1,288,000 (ThUS$ 231,239).
25.	The São Paulo electric power industry workers’ union filed five class-actions seeking the payment of hazard allowance for all employees (except management positions) of Enel Distribución São Paulo located in the Barueri office until the decommissioning of the generating unit that was in the attic (below the heliport), during the period from February 2012 to February 2016, the time of the decommissioning of the generator unit and its installation outside the building. On July 11, 2019, a decision favorable to Enel Distribución São Paulo was issued. The union filed an appeal with the court, which was dismissed on August 13, 2020. As of December 31, 2021, the amount involved in the lawsuit was ThBRL 139,730 (ThUS$ 25,086).
26.	The Federal Public Prosecutor’s Office filed a public civil action against Enel Distribución São Paulo and Brazilian Electricity Regulatory Agency (ANEEL) seeking to block the inclusion in consumers’ tariffs of amounts contracted with affiliated parties (AES Tietê, at that time) and the reimbursement of double the amounts already collected. The court ruled in Enel Distribución São Paulo’s favor, rejecting the actions, but the Federal Regional Court admitted the Federal Public Prosecutor’s Office’s appeal and overturned the decision. An Enel Distribución São Paulo appeal against the Federal Regional Court’s decision is currently pending in the Superior Court of Justice. The amount involved in the claim is indeterminate.
27.	The Public Prosecutor’s Office for Labor Matters filed a public civil action against Enel Distribución São Paulo alleging that the company was hiring third parties for the provision of final services (“outsourcing”), which is contrary to Brazilian law (Ruling 331 of the Brazilian Superior Labor Court), which allegedly only allows the provision of non-essential services by third parties. On April 5, 2019, the judge issued a judgment rejecting (i) the request for a declaration of the existence of outsourcing fraud and (ii) a link between the employees of the suppliers with Enel Distribución São Paulo, nevertheless, the judgment has ordered Enel Distribución São Paulo to pay compensation for collective punitive damages in an amount of ThBRL 5,000 (ThUS$ 898), and to align remuneration between Enel Distribución São Paulo’s own employees and the suppliers’ employees, with a fine of ThBRL 1,000 (ThUS$179) for non-compliance. Enel Distribución São Paulo filed an appeal against the judgment with the Regional Labor Court. On February 11, 2021, the Regional Labor Court accepted the appeal and dismissed all claims. The amount involved in the claim is indeterminate.
28.	Enel Distribución São Paulo filed a complaint requesting a declaration that the amounts of COFINS paid by the company were paid in accordance with the rules of the Amnesty Program of the Brazilian Federal Government (reduction of fines and interest) created in 1999. The complaint was filed by the company in September 1999. Following the decision in the court of second instance that decided partly in its favor regarding the principal amount, interest and fine, in April 2018, the company filed appeals with the Superior Court of Justice and the Federal Supreme Court which are currently pending. Of the total amount of ThBRL 818,000 (ThUS$ 146,858) ThBRL 163,000 (ThUS$ 29,264) comprise the attorneys’ fees (20%) paid by the Brazilian Tax Authority. The balance of ThBRL 654,000 (ThUS$ 117,415) is related to the capital (tax) paid with amnesty benefits. As of December 31, 2021, the amount of possible loss involved in the litigation is ThBRL 163,000 (ThUS$ 29,264).
29.	In May 2008, the Brazilian Tax Authority filed a lawsuit against Enel Distribución São Paulo seeking payment of the PIS tax, corresponding to the rate increase for the period from March 1996 to December 1998. After unfavorable rulings in the courts of first and second instances with respect to statute of limitation claims and not on the merits, Enel Distribución São Paulo filed appeals with the Superior Court of Justice and the Federal Supreme Court. The amounts subject to dispute have been covered by a bank guarantee. In this regard, while awaiting the outcome of this proceeding, the Attorney General of the Department of the National Treasury of Brazil requested the replacement of the bank guarantee letter with a legal deposit. This request was rejected and the Attorney General’s Office appealed this decision. In June 2019, the court of first instance upheld the Attorney General’s appeal. Prior to the decision, the company made a legal deposit in the amount involved and, in opposition to the decision, filed a petition for clarification of the decision which is currently pending. As of December 31, 2021, the amount in dispute was ThBRL 245,000 (ThUS$ 43,986).
30.	In accordance with a final decision issued after a trial, Enel Distribución São Paulo was granted the right to offset claims for FINSOCIAL (the social contribution system established in March 1992 before COFINS) related to amounts paid from September 1989 to March 1992. However, due to differences in the calculation of the credits stipulated by the Brazilian Tax Authority, part of the offsets requested by the company were not accepted and were determined to be due by the Tax Authority. Following a decision unfavorable to the company in the court of first instance, the company appealed this decision and this appeal is pending before the administrative court of second instance. As of December 31, 2021, the amount in dispute was ThBRL 230,000 (ThUS$ 41,293).
31.	The Brazilian Tax Authority issued a tax assessment to Enel Distribución São Paulo, based on the alleged non-payment of Personal Income Tax (IRPJ) and Social Contribution on Net Profit (CSLL) for the 2001 and 2002 fiscal years, because the company allegedly deducted integrated amounts paid to its pension fund from both the IRPJ and the CSLL, when the specific regulation establishes a 20% limit for such deductions. After the unfavorable final ruling in the administrative proceeding in October 2017, the dispute was submitted to the courts of law. In June 2019, a ruling favorable to Enel Distribución São Paulo was issued in the court of first instance for re-adjudication of the company’s appeal in the Administrative Court. The Attorney General’s Office appealed this decision. As of December 31, 2021, the amount in dispute was ThBRL 175,000 (ThUS$ 31,418).
32.	The Brazilian Tax Authority issued a tax assessment to Enel Distribución São Paulo which rejected the offset related to the credits of the PIS originated by legislative changes introduced by Decrees 2,445 and 2,449/1988, which were declared unconstitutional by the Federal Supreme Court, that were offset against other federal taxes due in April and May 2013. The company filed its defense in September 2014. In January 2019, following a partially favorable ruling in the court of first instance, the company filed an appeal, which is pending before the Administrative Court of the second administrative instance. As of December 31, 2021, the amount in dispute was ThBRL 162,000 (ThUS$ 29,084).
33.	Enel Distribución São Paulo filed a lawsuit seeking recognition of the right to offset the total tax credits resulting from Enel Distribución São Paulo’s division against the Social Contribution on Net Profit (CSLL). Favorable rulings were issued in the courts of first and second instance. In May 2017, the Tax Authority filed an interlocutory appeal with the Superior Court of Justice, which is pending. As of December 31, 2021, the amount in dispute was ThBRL 155,000 (ThUS$ 27,828).
34.	In July 2000, Enel Distribución São Paulo filed a lawsuit seeking the recognition of credits arising from improper payments of PIS made pursuant to Decrees 2,445 and 2,449/1988, which were declared unconstitutional by the Federal Supreme Court. In May 2012, a final decision was issued in favor of the company recognizing the right to the credits. However, tax assessments were made on Enel Distribución São Paulo by the Brazilian Tax Authority because the offsets were rejected due to the fact that they had been made before the legal action had ended, using federal tax debits in addition to PIS. The company claims that the offsets were made on the basis of the favorable court ruling and that the adopted procedure was correct. After unfavorable decisions were rendered in the court of first instance, the company filed appeals with the court of second instance. As of December 31, 2021, the amount in dispute was ThBRL 667,000 (ThUS$ 119,749).
35.	Enel Distribución São Paulo filed a complaint against the tax assessment issued by the Tax Authority of the Municipality of São Paulo, seeking payment of the Public Lighting Contribution (COSIP) related to the period from March 2011 to December 2015. These tax assessments are based on the alleged irregularities attributed to the company: (i) incorrect classification of customers, (ii) illegally applied tax exemption, and (iii) non-payment of the penalty for non-payment of contributions past due. In August 2021, the Municipality of São Paulo filed 26 assessments against Enel Distribución São Paulo. Enel Distribución São Paulo filed a guarantee and will present its defense. Enel Distribución São Paulo filed another guarantee in order to dispute two other debts related to the same subject that the company is awaiting the collection acts. As of December 31, 2021, the amount in dispute was ThBRL 181,000 (ThUS$ 32,496).
36.	The Tax Authority of the State of São Paulo issued five tax assessments seeking payment of ICMS due to allegedly invalid setoffs in which the company used assigned credits in the acquisition of fixed assets, and which the Tax Authority believed was not appropriate. The company filed its administrative defenses in all the administrative procedures and is awaiting the final decisions. As of December 31, 2021, the amount in dispute was ThBRL 156,000 (ThUS$ 28,008)
37.	Enel Distribución São Paulo filed a complaint against Federal Decree No. 8,426/2015, which reinstated the PIS/PASEP and COFINS taxes on financial income earned by companies subject to the non-cumulative PIS/PASEP and COFINS regime, at a rate of 4.65%, as of July 1, 2015. The status of the litigation is that unfavorable decisions were rendered in the court of first instance (November 2015) and at the court of second judicial instance (August 2017). In December 2017, the company filed appeals with the Superior Court of Justice and the Federal Supreme Court. The Federal Supreme Court confirmed in a general impact procedure the constitutionality of the PIS and COFINS tax on financial income. Therefore, the Enel Distribución São Paulo considered it more appropriate to desist from discussing this litigation in September 2021. In November 2021, the desistance was approved, and it was determined that the reports of the judicial deposits must be submitted in order to convert the deposited securities into tax revenue. As of December 31, 2021, Enel Distribución São Paulo is awaiting approval of the conversion of the deposited securities into tax revenue. The amounts involved in the matter are judicially deposited and will be converted for the Federal Government. As of December 31, 2021, the amount in dispute was ThBRL 159,000 (ThUS$ 28,546).
38.	Enel Distribución São Paulo filed a complaint claiming the right not to consider in its bases of calculation of Personal Income Tax (IRPJ) and Social Contribution on Net Profit (CSLL), the amounts related to interest derived from the delay in fulfilling contractual obligations on the part of third parties that maintain contractual relations of any type with the company (interest as an advance valuation of damages). In March 2012, the court of first instance issued a decision favorable to Enel Distribución São Paulo. The Brazilian Tax Authority appealed this decision, and the appeal is awaiting decision. Since the decision of the court of first instance was rendered, the company has not paid the disputed taxes to the federal government. As of December 31, 2021, the amount in dispute was ThBRL 176,000 (ThUS$ 31,598).
39.	Enel Distribución São Paulo filed lawsuits against several tax assessments issued by the Tax Authority of the State of São Paulo claiming the payment of ICMS due to alleged irregularities in the debt reversal transactions. The company is presently challenging five tax assessments and two administrative proceedings, for which final decisions are pending. As of December 31, 2021, the amount in dispute was ThBRL 193,000 (ThUS$ 34,650)
40.	The Brazilian Tax Authority issued tax assessments to Enel Distribución São Paulo based on the alleged non-payment of PIS/PASEP and COFINS taxes for the period from 2013 to 2015, arising from the disallowance of credits assigned in the acquisition of goods and services. In 2020, Enel Distribución São Paulo received two more violation notices indicating credits of said contributions, taken advantage of from August 2016 to December 2018, for not excluding credits related to the value of non-technical energy losses. The company filed its defenses in the two administrative proceedings and is awaiting the final decisions. As of December 31, 2021, the amount in dispute was ThBRL 252,000 (ThUS$ 45,242).
41.	Tax assessment issued by the Brazilian Tax Authority against Enel Distribución São Paulo, based on the alleged non-payment of Personal Income Tax (IRPJ) and Social Contribution on Net Profit (CSLL) for the fiscal years 2017, 2018 and 2019, due to the fact that the company allegedly deducted premium amounts from the IRPJ and from the CSLL. The tax use of the premium amortization was initiated after the corporate reorganizations carried out by the former controlling company in 2016. Enel Distribución São Paulo filed its defense in the administrative proceedings and is awaiting the final decisions. As of December 31, 2020, the amount in dispute was ThBRL 751,000 (ThUS$134,830).

Enel CIEN S.A.

42.	Enel CIEN S.A. is an Enel Américas group transmission company in Brazil. Its network connects the electrical system of Brazil and Argentina. Enel CIEN has signed a contract with Tractebel Energia S.A. for the purchase and sale of energy with firm power and associated energy from Argentina. In 2005, due to the energy and economy crisis in Argentina, it was no longer possible to fulfill the terms of the contract. Tractebel Energia S.A.
filed actions for declaration of contractual termination, imposition of contractual penalties and claims for compensation (not estimable to date).

There is no injunction and there is still no first instance decision. The case is currently in the production of evidence stage (expert opinions). As of December 31, 2021, the amount involved in the lawsuit was ThBRL 597,480 (ThUS$ 107,269).

Enel Brasil S.A.

43.	In 2014, the Brazilian Tax Authority issued an assessment to Enel Brasil claiming violations in the collection of income tax on dividends allegedly distributed in an amount larger than owed in 2009 and 2010. After adverse rulings at the first and second administrative instances, the company appealed to the third administrative level (special body) and the decision was unfavorable. Enel Brasil appealed to the judiciary and the interim decision was unfavorable. The company appealed to the court of second instance, but the decision was also unfavorable. The company posted bond in the collection lawsuit, and it was accepted. Enel Brasil submitted its defense within the legal deadline. As of December 31, 2021, the total amount involved in this litigation is estimated at ThBRL 365,000 (ThUS$ 65,530)

Colombia:

Emgesa S.A. ESP

44.	José Rodrigo Alvarez and approximately 1,400 other individuals — all of them residents of the municipality of Garzón — filed a class-action lawsuit, currently pending in the Fourth Civil Court of the Circuit of Bogotá, against Emgesa S.A. ESP. It is claimed that, as a consequence of the construction of El Quimbo hydroelectric project, their income from artisanal and business activities was reduced by an average of 30% even though the socioeconomic study of the project had taken this into account. The case has been in the evidentiary stage since 2016. Emgesa S.A. ESP. is waiting for the Court to decide whether this production of evidence is deemed waived, in order to proceed to the closing arguments. The amount of the claim is ThCOP 30,619,930 (ThUS$ 7,523).
45.	A class action lawsuit filed against Emgesa S.A. ESP, the Colombian Ministry of Environment and Development and the Colombian Ministry of Mines and Energy, Comepez S.A. and other fish farm and artisanal fishermen companies, is currently under review by the Huila Administrative Court. Fishermen are seeking the protection of collective rights and a healthy environment, public health, and food safety. Furthermore, the plaintiffs are seeking the issuance of an order compelling the entities to immediately take the necessary corrective and preventive measures to halt the imminent danger of massive fish mortality in the Betania reservoir fish farming projects, relating to the filling of the reservoir and the operation of the El Quimbo hydroelectric project. This lawsuit does not have a specified monetary amount because of its nature of protection of collective rights. On February 1, 2021, the Huila Administrative Court, which, while recognizing that the oxygenation system implemented by Emgesa S.A. ESP mitigated the risks associated with the protection of wildlife in the Betania basin, required the company to implement a project to decontaminate the river basin, which will be subject to verification by the Colombian environmental authority, ANLA, as well as to permanently ensure the operation of the oxygenation system already implemented. Emgesa S.A. ESP filed an appeal on March 4, 2021. It is expected that a second instance ruling will be issued in 2025.
46.	An action for nullity and reinstatement of rights filed by Emgesa S.A. ESP against the Corporación Autónoma Regional de Cundinamarca (CAR). CAR by means of Resolutions No. 506 of March 28, 2005 and 1189 of July 8, 2005, ordered Emgesa S.A. ESP, EEB and Empresa de Acueducto y Alcantarillado de Bogotá (EEAB) to carry out works in the El Muña reservoir. Emgesa S.A. ESP filed a lawsuit against the resolution seeking their reversal. Regarding the procedural status, a first instance judgment was issued rejecting the reversal of these resolutions. Appeals were filed by Emgesa S.A. ESP, EEB and EEAB, which are currently pending resolution. There is also a parallel action for nullity and reinstatement of rights brought by Emgesa S.A. ESP against CAR, seeking the nullity of Article 2 of Resolution No. 1318 of 2007 and Article 2 of Resolution No. 2000 of 2009, whereby Emgesa S.A. ESP has been required to implement a "Contingency Plan" and to carry out an "Air Quality" study in case the pumping of water from the reservoir is suspended. The evidentiary stage was completed and closing arguments were presented and, as of this date, the ruling of the court of first instance is pending. The amount involved in this litigation is indeterminate.

Codensa S.A.

47.	In a class-action lawsuit filed by several residential complexes — including the Sabana Medical Center— against Codensa S.A. in the First Administrative Court of the Bogotá Capital District, the plaintiffs demand the refund of an alleged tariff cost excess that they were charged due to a failure to apply a tariff benefit to which the plaintiffs argue they are entitled as Voltage Level One users and infrastructure owners, as established in Resolution No. 082 of 2002, modified by Resolution No. 097 of 2008. The proceedings are in the evidentiary stage since May 15, 201. The estimated value of this lawsuit is approximately COP 337 million (ThUS$ 82,800).
48.	Henry Andrew Barbosa filed a class-action lawsuit against Codensa S.A. and the Special Public Services Administrative Unit (UAESP) of the Bogotá Capital District before the Tenth Administrative Judge of the Bogotá Capital District. Subsequently, Codensa S.A. filed an action for nullification and restoration of rights against the UAESP, which is currently pending before the Administrative Court of Cundinamarca. In the class action, the judge ordered Codensa S.A. and the UAESP to reassess the 1997 Public Lighting Agreement signed between them, since it was determined that there were 8,661 fewer street lights than Codensa S.A. had taken into account in its billing. In 2014, the parties agreed to the reassessment and carried out a transaction for the period from 1998 to 2004, resulting in a debt of COP 14,433 million (ThUS$ 3,546) owed by Codensa S.A. to the UAESP. By an order of June 1, 2017, the Court refused to consider the above-mentioned 2014 agreement and instead ordered the UAESP to carry out a unilateral assessment. In compliance with the order, the UAEPS issued Resolution No. 000730 of December 18, 2017, where it determined that Codensa S.A. should pay COP 113,082 million (ThUS$ 34,426). An action for nullification and reinstatement of rights was filed against the UAESP. On August 21, 2019, the Administrative Court of Cundinamarca determined that no further evidence was needed and ruled against Codensa S.A., subtracting any value from the reassessment agreed by the parties in 2014. An appeal was filed and submitted to the Council of State. The UAESP had begun the collection process, but the collection was suspended with the admission of the nullification action. Codensa S.A. paid COP 24,400 million (ThUS$ 5,995), which it considers its obligation to pay under the 2014 reassessment agreements. In total, the nullification action has an approximate value of COP 88,698 million (ThUS$ 21,793).
49.	The Administrative Court of Cundinamarca notified Carlos Mario Restrepo Molina, as liquidator of Sociedad Luz de Bogotá S.A. (to which Enel Américas is the successor) of a writ of mandamus against him in the amount of COP 35,073 million (ThUSD$8,617). The enforcement process was initiated by the Chamber of Commerce of Bogota against the liquidator because when registering act No. 26 of July 9, 2004, (whereby the final liquidation account and the act of distribution of remainders were approved) no registration tax was generated in favor of the Governor’s Office of Cundinamarca. This led the Revenue Directorate of the Treasury Department of the Department of Cundinamarca to issue Revision Settlement No. 0001 of 2007, whereby it modified the registration tax return filed by the Chamber of Commerce of Bogotá and imposed a penalty for inaccuracy on the latter as the collecting entity. After a nullification proceeding instituted by the Chamber of Commerce of Bogotá against the Government of Cundinamarca for this action, the State Council decided that indeed the registration tax should have been paid and the Chamber of Commerce of Bogotá, through Resolution no. 061 of April 21, 2016, issued an order to pay the registration tax in the amount of COP 35,073 million (ThUSD$ 8,617). Currently, an appeal for reconsideration was filed against the writ that issued the payment order; however, the Court decreed the nullification on the grounds that the liquidator had been improperly notified. Once the notification has been served, the appeal against the writ issuing the payment order will be filed again.

Costa Rica:

P.H. Chucás S.A.

50.	On May 19, 2021, P.H. Chucás S.A. initiated an arbitration proceeding filed with the Costa Rican-North American Chamber of Commerce (AMCHAM CICA) against the Instituto Costarricense de Electricidad (ICE) for an approximate amount of US$362 million in order to obtain recognition of the higher costs incurred for the construction of the Chucás plant and of the extension of the deadline to complete the construction work, in order to vacate the penalty imposed by ICE on P.H. Chucás S.A. for an alleged delay in the completion of the construction.

On June 23, 2021, ICE filed its response to P.H. Chucás S.A.’s claims, formally objecting to the jurisdiction of the arbitral tribunal. The arbitral tribunal rejected ICE’s objection in a resolution dated August 4, 2020, to which ICE filed a motion for revocation with a subsidiary appeal. The arbitral tribunal once again rejected the appeal for revocation and referred the appeal to the First Chamber of the Supreme Court of Justice, determining the suspension of the arbitration process until the First Chamber resolves ICE’s appeal. The arbitration process is currently suspended.

EGP Costa Rica S.A. and ESSA2 SpA (Chile):

51.	On September 30, 2021, in view of the systematic blocking of alternatives by Costa Rican entities, and in the absence of solutions and concrete actions by the Government of Costa Rica that would allow the resumption of operations of the P.H. Don Pedro and P.H. Rio Volcán hydroelectric projects, ESSA2 SpA and EGP Costa Rica S.A. filed a request for arbitration with the International Centre for Settlement of Investment Disputes (ICSID) against the Government of Costa Rica, claiming violation of the provisions of the Treaty regarding (i) expropriation (Article 6 of the Treaty) and (ii) fair and equitable treatment (Article 4 of the Treaty).

On October 13, 2021, ICSID formally and officially registered the request for arbitration, and the parties are currently in the process of appointing the arbitral tribunal.

In relation to the litigation proceedings described above, the Group has established provisions for ThUS$88,973 as of December 31, 2021 (see Note 24). There are other lawsuits that also have associated provisions, but they are not described in this note since they individually represent immaterial amounts. Management believes that the provisions recorded adequately cover the risks of litigation. Therefore, they do not expect additional liabilities to arise from other than those already registered.

Financial restrictions and financial covenants

34.4 Financial restrictions

Several debt contracts of the Company, and of some of its subsidiaries include the obligation to comply with certain financial ratios, which is common in contracts of this nature. There are also affirmative and negative covenants that require monitoring of these commitments. In addition, there are restrictions in the sections of events of default that must be fulfilled to avoid acceleration of the debt.

Cross default

Certain financial debt contracts of the Company contain cross default clauses.

Financial restrictions	Enel Américas	Enel Américas	Enel Américas	Enel Américas
Type of restricted instrument	Revolving credit facility	Yankee Bonds	Yankee Bonds	B2 Series Bonds
Restriction to be met by the Reporting Entity or Subsidiary	Any debt held by Enel Américas for any financial debt in default, and where the principal owed leading to cross default exceeds US$150 million in a single debt.	Any financial debt held by Enel Américas or any Significant Subsidiary, for any amount in default, and where the principal owed leading to cross default exceeds US$150 million in a single debt.	Any financial debt held by Enel Américas, for any amount in default, and where the principal owed leading to cross default exceeds US$30 million in a single debt.	Any financial debt held by Enel Américas, for any amount in default, and where the principal owed leading to cross default exceeds 3% of Total Consolidated Assets, at stand-alone or aggregate level.
Creditor	BBVA, S.A. New York Branch	BNY Mellon (representative of bond holders)	BNY Mellon (representative of bond holders)	Banco Santander (representative of bond holders)
Registration number	-	ISIN: US29274FAF18	ISIN: US29274FAC86	BENER-B2 Registration No. 269
Indicator or financial ratio name	Cross default	Cross default	Cross default	Cross default
Frequency of measurement	Quarterly	Quarterly	Quarterly	Quarterly
Mechanism to calculate or define the indicator or ratio	Debt in default exceeding US$150 million in principal owed, individually.	Debt in default exceeding US$150 million in principal owed, individually.	Debt in default exceeding US$30 million in principal owed, individually.	Debt in default exceeding 3% of Total Consolidated Assets, individually or in aggregate.
Restriction must be met (Range, Value, Measurement Unit)	Having no individual debts in default exceeding US$150 million.	Having no individual debts in default exceeding US$150 million.	Having no individual debts in default exceeding US$30 million.	Having no individual debts in default exceeding 3% of Total Consolidated Assets.
Indicator or ratio determined by the Company	There are no individual debts in default exceeding US$150 million.	There are no individual debts in default exceeding US$150 million.	There are no individual debts in default exceeding US$30 million.	There are no debts in default exceeding 3% of Total Consolidated Assets, individually or in aggregate.
Compliance YES/ NO	Yes	Yes	Yes	Yes
Accounts used to calculate the indicator or ratio	-	-	-	-

Financial covenants

Financial covenants are contractual commitments with respect to minimum or maximum financial ratios that the Company is obliged to meet at certain years of time (quarterly, annually, etc.) and in some cases only when certain conditions are met. Most of the financial covenants of the Company limit leverage and track the ability to generate cash flow that will service the companies’ indebtedness. Certain companies are also required to periodically certify these covenants. The types of covenants and their respective limits vary according to the type of debt and contract.

The Series B2 Chilean bonds of the Company include the following financial covenants, whose definitions and calculation formulas are set out in the respective contract. On the other hand, the “Yankee Bonds” and any other debt of Enel Américas at an individual level, are not subject to compliance with financial covenants.

The debts of Enel Américas’ subsidiaries include the following financial covenants. The definitions and calculation formulas of these covenants are established in each relevant contract.

Financial restrictions	Enel Américas	Enel Américas	Enel Américas	Enel Distribución Perú
Type of restricted instrument	B2 Series Bonds	B2 Series Bonds	B2 Series Bonds	IV Program Bonds
Restriction to be met by the Reporting Entity or Subsidiary	A Minimum Equity of Ch$718,262 million must be maintained, and this limit is updated at the close of each year, as established by contract.	An Indebtedness Ratio, defined as the ratio of Current Liabilities to Equity, must remain lower or equal to 2.24.	Assets that may constitute collateral or Total Free Assets must be kept at a ratio greater or of equal than 1 with respect to Unsecured Current Liabilities.	A Net Indebtedness to Equity ratio must remain of less than or equal to 1.70.
Creditor	Banco Santander Chile (Representative of Bond Holders)	Banco Santander Chile (Representative of Bond Holders)	Banco Santander Chile (Representative of Bond Holders)	Banco Continental S.A. (Representative of Bond Holders)
Registration number	BENER-B2 Registration No. 269	BENER-B2 Registration No. 269	BENER-B2 Registration No. 269	ISIN: PEP70101M498; PEP70101M506; PEP70101M514; PEP70101M522; 'PEP70101M530
Indicator or financial ratio name	Minimum Equity	Indebtedness Ratio	Assets that can Constitute Collateral	Indebtedness Ratio
Frequency of measurement	Quarterly	Quarterly	Quarterly	Quarterly
Mechanism to calculate or define the indicator or ratio

Equity corresponds to Equity attributable to the controller’s owners, which is different from the Minimum Equity level to be adjusted by a percentage, as long as it is positive, of the annual variation in the Consumer Price Index, multiplied by the difference between 1 less than the Non-Monetary Assets in Chile recorded in Chilean pesos and the Equity attributable to the Controlling Company. If the annual variation in the Consumer Price Index is negative or the ratio of Non-Monetary Assets in Chile recorded in Chilean pesos to Equity Attributable to the Controlling Company is greater than one, there will be no adjustment that year.

The Current Liabilities is the sum of of total current liabilities and total non-current liabilities.

The Equity is the sum of Equity attributable to the controller’s owners and the Non-controlling interest.

The Total Free Assets is the difference between Total Net Assets and Total Encumbered Assets. Total Net Assets considers the Total Assets minus the sum of cash on hand, bank balances, current accounts receivable from related companies, current prepayments, non-current accounts receivable from related companies, and identifiable gross intangible assets, while Total Encumbered Assets corresponds to assets committed as direct guarantees. The Unsecured Current Liabilities correspond to the sum of total current liabilities and total non-current liabilities, minus Secured Liabilities through direct and indirect guarantees.

The sume of Total Liabilities minus Cash divided by Equity.
Restriction must be met (Range, Value, Measurement Unit)	A Minimum Equity of Ch$718,262 million must be maintained, and this limit is updated at the close of each year, as established by contract.	An Indebtedness Ratio, defined as the ratio of Current Liabilities to Equity, must remain of lower or equal to 2.24.	Assets that may constitute collateral must be kept at a ratio of greater or equal than 1 with respect to Unsecured Current Liabilities.	An Indebtedness Ratio of less than or equal to 1.70 must be kept.
Indicator or ratio determined by the Company	ThCh$12,695,769,256	1.33	1.35	1.01
Compliance YES/ NO	Yes	Yes	Yes	Yes
Accounts used to calculate the indicator or ratio	Equity attributable to the controller’s owners and the Non-controlling interest	Total Current Liabilities; Total Non-Current Liabilities; Equity attributable to the controller’s owners; Non-controlling interest

Total Assets; Cash on Hand; Bank Balances; Current accounts receivable from related companies; Current prepayments; Non-current accounts receivable from related companies; identifiable gross intangible assets; Assets committed through direct guarantees; Total current liabilities; Total non-current liabilities; Secured Liabilities through direct and indirect guarantees.

Total Liabilities; Deferred Liabilities; Cash; Equity

Financial restrictions	Enel Generación Perú	Enel Distribución Rio	Enel Distribución Rio	Enel Distribución Ceará
Type of restricted instrument	III Program Bonds	Cred. with Fin. Inst.	Cred. with Fin. Inst.	Bonds 5th, 6th and 7th Issues
Restriction to be met by the Reporting Entity or Subsidiary	An Indebtedness Ratio of less than or equal to 1.50 must be kept.	Must maintain a ratio of debt payment capacity to EBITDA of less than or equal to 3.50.	A relationship must be maintained between Debt payment capacity over the sum of debt and Equity of less than or equal to 0.60.	A ratio between Debt payment capacity over EBITDA must be maintained of less than or equal to 3.50.
Creditor	Banco Continental S.A. (Representative of Bond Holders)	Banco de Desarrollo de Brasil	Banco de Desarrollo de Brasil	Oliveira Trust Distribuidora de Títulos E Valores Mobiliarios S.A. (Representative of Bondholders)
Registration number	ISIN: PEP70051M198; PEP70051M354	-	-	ISIN: BRCOCEDBS077; BRCOCEDBS085; BRCOCEDBS0A3; BRCOCEDBS0B1; BRCOCEDBS0C9; BRCOCEDBS0D7
Indicator or financial ratio name	Indebtedness Ratio	Net Financial Debt / EBITDA	Total Financial Debt net of cash / (Total Bank Debt net of cash + Equity)	Net Financial Debt / EBITDA
Frequency of measurement	Quarterly	Annual	Annual	Quarterly
Mechanism to calculate or define the indicator or ratio	The sum of Financial Debt minus Cash is divided by Consolidated Net Equity.	The sum of Bank Debt minus Cash is divided by EBITDA.	Divide the sum of Bank Debt less Cash by the sum of this and Equity.	The sum of Financial Debt minus Cash is divided by EBITDA.
Restriction must be met (Range, Value, Measurement Unit)	An Indebtedness Ratio of less than or equal to 1.50 must be kept.	Must maintain a ratio of debt payment capacity to EBITDA of less than or equal to 3.50.	A relationship must be maintained between Debt payment capacity over the sum of debt and Equity of less than or equal to 0.60.	A ratio between Debt payment capacity over EBITDA must be maintained of less than or equal to 3.50.
Indicator or ratio determined by the Company	0.06	1.16	0.14	2.89
Compliance YES/ NO	Yes	Yes	Yes	Yes
Accounts used to calculate the indicator or ratio	Financial debt; Cash; Consolidated equity	Bank Debt, Cash, EBITDA	Bank Debt, Cash, Equity	Financial Debt, Cash, EBITDA

Financial restrictions	Enel Distribución Ceará	Enel Distribución Ceará	Enel Distribución Ceará	Enel Distribución Sao Paulo
Type of restricted instrument	Cred. with Fin. Inst.	Cred. with Fin. Inst.	Cred. with Fin. Inst.	23rd Issue Bonds
Restriction to be met by the Reporting Entity or Subsidiary	Must maintain a ratio of debt payment capacity to EBITDA of less than or equal to 3.50.	Must maintain a ratio of debt payment capacity to EBITDA of less than or equal to 3.50.	A relationship must be maintained between Debt payment capacity over the sum of debt and Equity of less than or equal to 0.60.	A ratio between Debt Payment Capacity over Adjusted EBITDA must be maintained of less than or equal to 3.50.
Creditor	Scotiabank, BNP Paribas, SMBC	Banco de Desarrollo de Brasil	Banco de Desarrollo de Brasil	Oliveira Trust Distribuidora de Títulos E Valores Mobiliarios S.A. (Representative of Bondholders)
Registration number	-	-	-	ISIN: BRELPLDBS0V6; BRELPLDBS001
Indicator or financial ratio name	Net Financial Debt / EBITDA	Net Financial Debt / EBITDA	Total Financial Debt net of cash / (Total Bank Debt net of cash + Equity)	Net Financial Debt / Adjusted EBITDA
Frequency of measurement	Quarterly	Annual	Annual	Quarterly
Mechanism to calculate or define the indicator or ratio	The sum of Financial Debt minus Cash is divided by EBITDA.	The sum of Financial Debt minus Cash is divided by EBITDA.	Divide the sum of Bank Debt less Cash by the sum of this and Equity.	The sum of Financial Debt less Cash is divided by Adjusted EBITDA less Financial Leasing Expenses
Restriction must be met (Range, Value, Measurement Unit)	A ratio between Debt payment capacity over EBITDA must be maintained of less than or equal to 3.50.	A ratio between Debt payment capacity over EBITDA must be maintained of less than or equal to 3.50.	A relationship must be maintained between Debt payment capacity over the sum of debt and Equity of less than or equal to 0.60.	A ratio between Debt Payment Capacity over Adjusted EBITDA must be maintained of less than or equal to 3.50.
Indicator or ratio determined by the Company	2.89	1.34	0.26	1.38
Compliance YES/ NO	Yes	Yes	Yes	Yes
Accounts used to calculate the indicator or ratio	Financial Debt, Cash, EBITDA	Financial Debt, Cash, EBITDA	Bank Debt, Cash, Equity	Financial Debt, Cash, EBITDA; Finance leases

Financial restrictions	Enel Distribución Sao Paulo	Enel Distribución Sao Paulo	Enel Distribución Sao Paulo	EGP Volta Grande
Type of restricted instrument	24th and 25th Issuance Bonds	Cred. with Fin. Inst.	Cred. with Fin. Inst.	1st Issue Bonds
Restriction to be met by the Reporting Entity or Subsidiary	A ratio between Debt Payment Capacity over Adjusted EBITDA must be maintained of less than or equal to 3.50.	A ratio between Debt Payment Capacity over Adjusted EBITDA must be maintained of less than or equal to 3.50.	A ratio between Debt Payment Capacity over Adjusted EBITDA must be maintained of less than or equal to 3.50.	A ratio between Debt payment capacity over EBITDA must be maintained of less than or equal to 4.00.
Creditor	Oliveira Trust Distribuidora de Títulos E Valores Mobiliarios S.A. (Representative of Bondholders)	BNP Paribas and MUFG	Scotiabank	Oliveira Trust Distribuidora de Títulos E Valores Mobiliarios S.A. (Representative of Bondholders)
Registration number	ISIN: BRELPLDBS0X2; BRELPLDBS0Y0; BRELPLDBS100
Indicator or financial ratio name	Net Financial Debt / Adjusted EBITDA	Net Financial Debt / Adjusted EBITDA	Net Financial Debt / Adjusted EBITDA	Net Financial Debt / EBITDA
Frequency of measurement	Quarterly	Quarterly	Quarterly	Quarterly
Mechanism to calculate or define the indicator or ratio	The sum of Financial Debt minus Cash is divided by Adjusted EBITDA plus Losses due to deactivation of assets and rights	The sum of Financial Debt minus Cash is divided by Adjusted EBITDA plus Losses due to deactivation of assets and rights	The sum of Financial Debt minus Cash is divided by EBITDA plus sectoral adjustments	The sum of Financial Debt minus Cash is divided by EBITDA.
Restriction must be met (Range, Value, Measurement Unit)	A ratio between Debt Payment Capacity over Adjusted EBITDA must be maintained of less than or equal to 3.50.	A ratio between Debt Payment Capacity over Adjusted EBITDA must be maintained of less than or equal to 3.50.	A ratio between Debt Payment Capacity over Adjusted EBITDA must be maintained of less than or equal to 3.50.	A ratio between Debt payment capacity over EBITDA must be maintained of less than or equal to 4.00.
Indicator or ratio determined by the Company	1.35	1.36	1.36	1.97
Compliance YES/ NO	Yes	Yes	Yes	Yes
Accounts used to calculate the indicator or ratio	Financial Debt, Cash, EBITDA	Financial Debt, Cash, EBITDA	Financial Debt, Cash, EBITDA	Financial Debt, Cash, EBITDA

The rest of the subsidiaries not mentioned in this Note are not subject to compliance with financial covenants.

Lastly, in most of the contracts, debt acceleration due to non-compliance with these covenants is not automatic, and certain conditions must be met, such as expiration of the cure period, among other conditions.

As of December 31, 2021, none of the subsidiaries of Enel Américas was in compliance with its financial obligations summarized herein, or other financial obligations whose compliance might result in the early maturity of their financial commitments.

34.5 COVID-19 contingency

On January 30, 2020, the World Health Organization (WHO) declared the outbreak of the new coronavirus 2019, or COVID-19, to be a "Public Health Emergency of International Concern". On March 11, 2020, the WHO confirmed that the outbreak of COVID-19 had reached the level of a pandemic, which could significantly affect all the countries in which the Group operates, as well as the Group’s trade partners within and outside these countries.

To address this international public health emergency due to COVID-19, the governments of all the countries in which Group operates, have adopted various measures, essentially designed to restrict free movement of individuals, which include quarantines, social isolation and temporary closure of companies and businesses, among other measures. Governments have also taken measures to preserve access to essential services such as water and electricity during the health emergency, especially directed to residential customers with lower income, small and medium sized companies and institutions that provide other essential services such as health establishments.

These measures refer basically to the temporary suspension of disruption of electric supply due to customers recording payment defaults and deferral of the payment of electricity bills for a certain number of months, without interest or penalties charged to customers. In this sense, the Group issued guidelines intended to guarantee compliance with the measures introduced by the governments of the countries in which the Group operates and has taken a number of actions to adopt the most adequate procedures to prevent and/or mitigate the effects of COVID-19 infection in the workplace, while guaranteeing business continuity.

The above has been possible mainly due to:

•	The use of telework for all employees whose jobs can be performed remotely (50% of the staff). This work mode was introduced in the Group a few years ago, which thanks to investment in digitalization, allows work to be performed remotely with the same level of efficiency and effectiveness;
•	Digitalization of processes and infrastructure, which ensures the normal operation of our generation assets, continuity of the electrical service and remote management of all activities related to the market and customer relations.

All the company’s efforts continue to focus on guaranteeing the correct and safe operation of our businesses, while at the same time safeguarding the health and safety of our collaborators and helping the community with various solidary measures.

In relation to the degree of uncertainty generated in the macroeconomic and financial environment in which the Group operates and their effect on the Company’s income as of December 31, 2021, these are fundamentally related to an increase in the impairment loss on trade accounts regarding the pre COVID 2019 situation (see Notes 2.3, 3.g.3 and 9.c).

Other Informations

34.6 Other Information

(i)	Enel Generación Costanera S.A. – Enel Generación El Chocón S.A. – Central Dock Sud S.A.

Fund for necessary investments to increase the supply of electricity in the MEM “FONINVEMEM”

January 7, 2020 and February 10, 2020 were the ten-year anniversaries of the start of Commercial Operation of Central Térmica Manuel de Belgrano (TMB) and Central Térmica San Martin (TSM), respectively, ending the electric energy supply contracts signed between the respective Trusts and CAMMESA at the time. Likewise, on the indicated dates, the respective Trust Agreements and Contracts for the Operation and Maintenance Management (CO&M) of both power plants came to an end. TMB and TSM, as managing companies, together with their current shareholders (which include the Company as a guarantor) must perform the company actions necessary to allow the entry of the Argentine national government in the equity of both companies. The corresponding ownership interest of the Argentine national government is a controversial matter, since the government claims a higher share percentage of both thermoelectric plants. In order to ensure the operation and maintenance of the power plants, the term of the respective CO&M contracts has been extended, with the corresponding extensions being signed on January 7 and January 9, 2020, respectively.

On May 4 and May 8, 2020 the Extraordinary Shareholders’ Meetings of TMB and TSM were held, respectively, whereby the shareholders agreed to increase the share capital in order for the Argentine national government to be able to subscribe to the capital increase, and in this manner, become the holder of 65.006% and 68.826 % of the shares of TMB and TSM, respectively, thus complying on time and in the proper manner with the condition precedent established in articles 1.01 and 7.03 of the Trust Agreements. Notwithstanding the above, the Company and the rest of the shareholders that participated in the meetings ratified the request (dated April 22, 2020) addressed to the Ministry of Productive Development by the Company together with other shareholders of TMB and TSM for the implementation of the share concentration scheme foreseen in the “Agreement for the Management and Operation of Projects, Increase in Thermoelectric Generation and Adaptation of the 2008-2011 Generation Remuneration”, and established a reserve for the damage claim actions in case such request was not accepted.

During November 2020, BICE, acting as trustee, confirmed fulfillment of the suspensive condition mentioned above, upon valid performance of the corporate acts for the inclusion of the Argentine national government in the equity of TMB and TSM. Consequently, the Group holdings were reduced from 25.6% to 8.59% for the Manuel Belgrano Thermal Power Plant and 25.6% to 7.7% for the San Martín Thermal Power Plant.

Finally, on March 18, 2021, the Ministry of Energy notified TMB and TSM of the subscription of the shares resulting from the capital increase in both companies on behalf of the Argentine government. Consequently, the Trusts must transfer the trust assets to TMB and TSM. This transfer is still in progress.

Central Vuelta Obligado (VOSA)

On March 20, 2018, CAMMESA enabled the commercial operations of the TGs and TV units in the Wholesale Electricity Market, operating as a combined cycle of the Vuelta de Obligado Plant (VOSA), for up to 778.884 MW (net capacity). On February 7, 2019, VOSA entered into a Supply Contract, Operations Contract, and Management Contract, as well as pledge and assignment as collateral contracts, with CAMMESA. From March 2019, the companies have been collecting monthly payments. As of December 31, 2021, the companies have collected 44 of the 120 installments agreed in the contracts.

The outstanding balance as of December 31, 2021 amounts to ThUS$ 270,945 (ThUS$ 311,875 as of December 31, 2020). The breakdown by company is detailed as follows: (i) Enel Generación El Chocón S.A. amounting to ThUS$ 180,601 (ThUS$ 208,941 as of December 31, 2020), (ii) Central Dock Sud S.A. amounting to ThUS$ 72,566 (ThUS$ 82,438 as of December 31, 2020) and (iii) Enel Generación Costanera S.A. amounting to ThUS$ 17,778 (ThUS$ 20,496 as of December 31, 2020) (See Note 9).

(ii)	Edesur:

Edesur S.A.
(ii)	Edesur: